May 6, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Mathers Fund (the "Fund")
                  FILE NOS. 002-23727 AND 811-01311

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Prospectus and Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 65 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003 (Accession #0000935069-03-000561).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0520.


                                        /s/ Rebecca D. Gilding
                                        Rebecca D. Gilding
                                        Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         L. Russell
         L. Dowd